As filed with the Securities and Exchange Commission on November 21, 2017

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 139

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 145

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Copies to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to Rule 485, paragraph (b)

☐ on                      pursuant to Rule 485, paragraph (b)

☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐ on                      pursuant to Rule 485, paragraph (a)(1)

☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐ on                      pursuant to Rule 485, paragraph (a)(2)

☐ As soon as practicable after the effective date of this registration statement.

SSGA MASTER TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of November, 2017.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	November 21, 2017
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	November 21, 2017
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	November 21, 2017
David M. Kelly

/s/ Frank Nesvet*	Trustee	November 21, 2017
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	November 21, 2017
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	November 21, 2017
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	November 21, 2017

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer	November 21, 2017

*By: /s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney

SIGNATURES

SSGA Master Trust has duly caused this Post-Effective Amendment No. 139 to the Registration Statement on Form N-1A of the SSGA Active Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on November 21, 2017.

SSGA MASTER TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham President

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated, on November 21, 2017.

SIGNATURE	TITLE

/s/ Bonny E. Boatman*	Trustee
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee
Dwight D. Churchill

/s/ David M. Kelly*	Trustee
David M. Kelly

/s/ Frank Nesvet*	Trustee
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee
Carl G. Verboncoeur

/s/James E. Ross* James E. Ross	Trustee

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer

/s/ Bruce S. Rosenberg	Treasurer and Principal Financial Officer
Bruce S. Rosenberg

*By: /s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase